Inventory (Details) - Schedule of inventory - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventory [Abstract]
Finished Goods (branded products)	$ 2,773,084	$ 2,271,982	$ 1,745,615
Goods in Process (un-branded products)	1,138,390	227,067	200,197
Inventory	$ 3,911,474	$ 2,499,049	$ 1,945,812